Intangible Assets and Consideration Payable - Schedule of Intangible Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Cost, Balance beginning	$ 2,884,549
Cost, Balance ending	2,564,732	2,884,549
Accumulated depreciation, Balance beginning	82,556
Accumulated depreciation, Balance ending	16,068	82,556
Net book value	2,548,664	2,801,993
Cost, Additions	49,535	2,884,549
Cost, Business combinations	492,100
Cost, Termination of agreement	(861,452)
Accumulated depreciation, Additions	30,426	82,556
Accumulated depreciation, Termination of agreement	(96,914)
License #1 [Member]
Schedule of Intangible Assets [Line Items]
Cost, Balance beginning	861,452
Cost, Balance ending		861,452
Accumulated depreciation, Balance beginning	82,556
Accumulated depreciation, Balance ending		82,556
Net book value		778,896
Cost, Additions		861,452
Cost, Business combinations
Cost, Termination of agreement	(861,452)
Accumulated depreciation, Additions	14,358	82,556
Accumulated depreciation, Termination of agreement	(96,914)
License # 2 (IPR&D asset) [Member]
Schedule of Intangible Assets [Line Items]
Cost, Balance beginning	2,023,097
Cost, Balance ending	2,072,632	2,023,097
Accumulated depreciation, Balance beginning
Accumulated depreciation, Balance ending
Net book value	2,072,632	2,023,097
Cost, Additions	49,535	2,023,097
Cost, Business combinations
Cost, Termination of agreement
Accumulated depreciation, Additions
Accumulated depreciation, Termination of agreement
Customer Relationships [Member]
Schedule of Intangible Assets [Line Items]
Cost, Balance beginning
Cost, Balance ending	332,100
Accumulated depreciation, Balance beginning
Accumulated depreciation, Balance ending	5,361
Net book value	326,739
Cost, Additions
Cost, Business combinations	332,100
Cost, Termination of agreement
Accumulated depreciation, Additions	5,361
Accumulated depreciation, Termination of agreement
Brand [Member]
Schedule of Intangible Assets [Line Items]
Cost, Balance beginning
Cost, Balance ending	140,000
Accumulated depreciation, Balance beginning
Accumulated depreciation, Balance ending	6,597
Net book value	133,403
Cost, Additions
Cost, Business combinations	140,000
Cost, Termination of agreement
Accumulated depreciation, Additions	6,597
Accumulated depreciation, Termination of agreement
Backlog [Member]
Schedule of Intangible Assets [Line Items]
Cost, Balance beginning
Cost, Balance ending	20,000
Accumulated depreciation, Balance beginning
Accumulated depreciation, Balance ending	4,110
Net book value	15,890
Cost, Additions
Cost, Business combinations	20,000
Cost, Termination of agreement
Accumulated depreciation, Additions	4,110
Accumulated depreciation, Termination of agreement